Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

February 28, 2013

Dates Covered
Collections Period	02/01/13 - 02/28/13
Interest Accrual Period	02/15/13 - 03/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/13	419,203,999.13	26,664
Yield Supplement Overcollateralization Amount at 01/31/13	10,564,374.29	0

Receivables Balance at 01/31/13	429,768,373.42	26,664
Principal Payments	17,287,066.31	929
Defaulted Receivables	755,333.68	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/13	9,958,096.38	0

Pool Balance at 02/28/13	401,767,877.05	25,696

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	6,101,957.48	455
Past Due 61-90 days	1,328,963.85	91
Past Due 91 + days	80,636.79	10

Total	7,511,558.12	556

Total 31+ Delinquent as % Ending Pool Balance	1.87%

Recoveries	561,272.89

Aggregate Net Losses/(Gains) - February 2013	194,060.79

Overcollateralization Target Amount	21,092,813.55
Actual Overcollateralization	21,092,813.55

Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	5.57%
Weighted Average Remaining Term	46.23

Flow of Funds	$ Amount
Collections	19,260,363.23
Advances	(14,180.23)
Investment Earnings on Cash Accounts	2,309.41
Servicing Fee	(358,140.31)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,890,352.10

Distributions of Available Funds
(1) Class A Interest	317,127.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,520,725.68
(7) Distribution to Certificateholders	2,020,830.55
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,890,352.10

Servicing Fee	358,140.31
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 02/15/13	397,195,789.18
Principal Paid	16,520,725.68
Note Balance @ 03/15/13	380,675,063.50

Class A-1
Note Balance @ 02/15/13	0.00
Principal Paid	0.00
Note Balance @ 03/15/13	0.00
Note Factor @ 03/15/13	0.0000000%

Class A-2
Note Balance @ 02/15/13	47,471,789.18
Principal Paid	16,520,725.68
Note Balance @ 03/15/13	30,951,063.50
Note Factor @ 03/15/13	15.7111997%

Class A-3
Note Balance @ 02/15/13	243,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	243,000,000.00
Note Factor @ 03/15/13	100.0000000%

Class A-4
Note Balance @ 02/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	87,531,000.00
Note Factor @ 03/15/13	100.0000000%

Class B
Note Balance @ 02/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	19,193,000.00
Note Factor @ 03/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	348,795.87
Total Principal Paid	16,520,725.68

Total Paid	16,869,521.55

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	25,713.89
Principal Paid	16,520,725.68

Total Paid to A-2 Holders	16,546,439.57

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4949397
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4428311

Total Distribution Amount	23.9377708

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1305274
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.8615517

Total A-2 Distribution Amount	83.9920791

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/13	75,053.20
Balance as of 02/28/13	60,872.97
Change	(14,180.23)

Reserve Account
Balance as of 02/15/13	1,810,700.07
Investment Earnings	208.36
Investment Earnings Paid	(208.36)
Deposit/(Withdrawal)	—
Balance as of 03/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07